Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrants Liabilities Abstract
Schedule of outstanding warrants
	Public	Private placement	Representative	Service
Opening balance as of January 1, 2022	-	-	-	-
Issued in connection to reverse recapitalization	10,000,000	795,000	500,000	-
Service based payments	-	-		152,800
Exercised during the year	-	(75,000)	(500,000)	-
Ending balance as of December 31, 2022	10,000,000	720,000	-	152,800

Schedule of carrying value of the warrants
	2022	2021
	USD	USD
At January 1	-	-
Recognized pursuant to the reverse acquisition transaction	7,625,996	-
Exercised during the year	(365,700)	-
Change in fair value during the period/year	(6,697,574)	-
At December 31	562,722	-

Schedule of warrants are fair valued using Black-Scholes model
	2022	2021

Volatility	75%	-
Risk-free rate	3.794%	-